PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details)	Dec. 31, 2019 year	Dec. 31, 2018 year
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,034	2,033
Data Infrastructure [Member] | Infrastructure | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Termination valuation date	10
Data Infrastructure [Member] | Infrastructure | Bottom of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	13.00%
Terminal capitalization multiples	11
Data Infrastructure [Member] | Infrastructure | Top of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%
Terminal capitalization multiples	17
Property, plant and equipment [member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	6.20%
Property, plant and equipment [member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	6.40%
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	9.80%	10.40%
Terminal Year	2,039	2,038
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate		6.10%
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate		7.10%
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Bottom of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization multiples	8	8
Termination valuation date	10	10
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Top of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	14.00%	14.00%
Terminal capitalization multiples	21	22
Termination valuation date	20	20
Property, plant and equipment [member] | Transport | Infrastructure | Bottom of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.00%	10.00%
Terminal capitalization multiples	9	9
Termination valuation date	10	10
Property, plant and equipment [member] | Transport | Infrastructure | Top of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	14.00%	13.00%
Terminal capitalization multiples	14	14
Termination valuation date	20	20
Property, plant and equipment [member] | Energy [Member] | Infrastructure | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Termination valuation date	5	10
Property, plant and equipment [member] | Energy [Member] | Infrastructure | Bottom of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	12.00%	12.00%
Terminal capitalization multiples	10	1
Property, plant and equipment [member] | Energy [Member] | Infrastructure | Top of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	15.00%
Terminal capitalization multiples	17	14
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Bottom of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.00%	5.00%
Terminal capitalization multiples	5	12
Termination valuation date	3	3
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Top of range | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.00%	8.00%
Terminal capitalization multiples	10	23
Termination valuation date	21	30
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,040	2,039
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.30%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.50%	10.30%
Terminal Year	2,047	2,047
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.30%	10.90%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.20%	6.40%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		5.80%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.40%	7.20%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		6.10%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	3.50%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.20%	9.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.00%	9.60%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.60%	4.80%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		4.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.90%	5.60%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		4.30%